Significant Accounting Policies (Details) - Schedule of reconciliation of cash, cash equivalents, and restricted cash - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of cash, cash equivalents, and restricted cash [Abstract]
Cash and cash equivalents	$ 1,514	$ 3,839
Restricted cash	1,180	2,389
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$ 2,694	$ 6,228